Shareholder Report, Line Graph (Details) - USD ($)					3 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended		15 Months Ended	20 Months Ended	22 Months Ended	24 Months Ended	27 Months Ended	32 Months Ended	34 Months Ended	36 Months Ended	39 Months Ended	44 Months Ended	46 Months Ended	48 Months Ended	51 Months Ended	56 Months Ended	58 Months Ended	60 Months Ended	63 Months Ended	70 Months Ended	72 Months Ended	75 Months Ended	82 Months Ended	84 Months Ended	87 Months Ended	94 Months Ended	96 Months Ended	106 Months Ended	108 Months Ended	120 Months Ended
	Nov. 30, 2020	Apr. 30, 2018	Sep. 30, 2016	Jul. 31, 2015	Jul. 31, 2018	Jul. 31, 2021	Jul. 31, 2017	Jul. 31, 2025	Jul. 31, 2016	Jul. 31, 2019	Jul. 31, 2022	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2020	Jul. 31, 2023	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2021	Jul. 31, 2024	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2022	Jul. 31, 2025	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025
C000020964 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Green Century Balanced Fund (Individual Investor Class/GCBLX)
Accumulated Value				$ 10,000					$ 9,827				$ 10,718				$ 11,503				$ 12,658				$ 13,694			$ 17,098			$ 15,735			$ 16,313		$ 18,252	$ 19,098
C000225233 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Green Century Balanced Fund (Institutional Class/GCBUX)
Accumulated Value	$ 250,000					$ 287,232					$ 265,065				$ 275,686				$ 309,351				$ 324,625
C000020965 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Green Century Equity Fund (Individual Investor Class/GCEQX)
Accumulated Value				10,000					10,483				12,099				13,855				15,147				17,259			23,801			21,744			24,433		29,409	33,633
C000202490 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Green Century Equity Fund (Institutional Class/GCEUX)
Accumulated Value		$ 250,000			$ 266,262					$ 291,946				$ 333,648				$ 461,522				$ 422,836				$ 476,626			$ 575,378			$ 660,031
C000173338 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Green Century MSCI International Index Fund (Individual Investor Class/GCINX)
Accumulated Value			$ 10,000				$ 11,418					$ 11,832				$ 11,617				$ 12,346				$ 15,896			$ 12,977			$ 14,513			$ 16,125		$ 16,925
C000173337 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Green Century MSCI International Index Fund (Institutional Class/GCIFX)
Accumulated Value			250,000				285,911					297,062				292,820				311,873				402,599			329,930			370,025			412,414		434,011
S And P 500 Index Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 Index Benchmark
Accumulated Value	250,000			10,000					10,561				12,256				14,246				15,384				17,223			23,500			22,410			25,327		30,936	35,989
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 Index
Accumulated Value		$ 250,000
MSCI World ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI World ex USA Index
Accumulated Value			$ 10,000				$ 11,576					$ 12,329				$ 12,041				$ 11,834				$ 15,503			$ 13,457			$ 15,539			$ 17,267		$ 19,633
Custom Balanced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Custom Balanced Index
Accumulated Value	$ 250,000			$ 10,000					$ 10,531				$ 11,521				$ 12,583				$ 13,521				$ 14,870			$ 18,079			$ 17,156			$ 18,389		$ 21,196	$ 23,526